DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				12 Months Ended
	Feb. 04, 2022 $ / shares shares	Nov. 13, 2019 USD ($) $ / shares shares	Nov. 07, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jan. 11, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (in usd per share) | $ / shares						$ 0.0001	$ 0.0001
Proceeds from Issuance Initial Public Offering				$ 130,015,520
Stock price (in usd per share) | $ / shares			$ 10.00
Transaction costs		$ 3,412,939
Other offering costs		$ 812,628
Cash						$ 175,886	$ 171,540
Cash and marketable securities held in Trust Account						90,849,312	$ 130,681,047
Working capital deficit						2,042,132
Franchise taxes payable by Trust						$ 18,770
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock issued in Merger (in shares) | shares	35,434,475
Common stock, par value (in usd per share) | $ / shares	$ 0.0001
Options converted (in shares) | shares	3,726,209
Earnout shares (in shares) | shares	6,000,000
Exchange ratio	0.3283
Merida | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Stock redeemed (in shares) | shares	4,942,048
Stock redeemed, price (in usd per share) | $ / shares	$ 10.01
Convertible Senior Notes | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount					$ 30,000,000
Interest rate					8.00%
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of IPO consumed (in shares) | shares			12,000,000
Proceeds from Issuance Initial Public Offering			$ 120,000,000
Net proceeds sales of units			$ 120,000,000
Sale of additional stock issued (in shares) | shares		13,001,552
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of IPO consumed (in shares) | shares		200,311	3,750,000
Stock price (in usd per share) | $ / shares		$ 1.00	$ 1.00
Gross proceeds from investors			$ 3,750,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock price (in usd per share) | $ / shares		$ 10.00
Sale of additional stock issued (in shares) | shares		1,001,552
Gross proceeds from sale of stock		$ 10,215,831
Trust Account
Subsidiary, Sale of Stock [Line Items]
Net proceeds sales of units		10,015,520
Gross proceeds from sale of stock		130,015,520
Underwriting Fees
Subsidiary, Sale of Stock [Line Items]
Transaction costs		$ 2,600,311